Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FT CBOE VEST U.S. EQUITY BUFFER ETF – FEBRUARY
FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF – FEBRUARY
FT CBOE VEST U.S. EQUITY BUFFER ETF – MAY
FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF – MAY
FT CBOE VEST U.S. EQUITY BUFFER ETF – JUNE
FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF – JUNE
FT CBOE VEST U.S. EQUITY BUFFER ETF – AUGUST
FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF – AUGUST
FT CBOE VEST U.S. EQUITY BUFFER ETF – NOVEMBER
FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF – NOVEMBER
(each a “Fund”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS

DATED JULY 21, 2020

Notwithstanding anything to the contrary in each Fund’s prospectus, each Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 to invest at least 80% of its assets in investments that provide exposure to equity securities issued by U.S. companies. Shareholders will be provided with 60-day notice of any change to this policy.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE